Short-Term Bank Loans (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Amount	$ 1,092,783	$ 1,606,930
Bank loans, #1 [Member] | 3/21/2018 - 3/21/2019 [Member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 1,092,785
Interest rate	6.09%
Mortgage	Land use right and buildings
Personal guarantee	Yan, Keyan/ Chen, Bizhen